Product Warranties - Summary of Changes in Product Warranty Provision (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Movement in Standard and Extended Product Warranty Accrual, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 46.6	$ 45.3	$ 35.2
Accruals for product warranties	13.1	17.0	28.0
Settlements made in cash or in kind	(6.9)	(15.7)	(17.9)
Balance at end of period	$ 52.8	$ 46.6	$ 45.3